Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 655	$ 8,099
Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	280	1,240
Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	375	6,859
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	655	8,099
Fair Value, Inputs, Level 3 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	280	1,240
Fair Value, Inputs, Level 3 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 375	$ 6,859